Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet
Balance sheet

	As of December 31,
	2022	2023
	RMB	RMB	US$ Note 2(f)
Assets
Cash and cash equivalent, net of allowance for doubtful accounts	5,613	5,296	746
Amount due from related parties	149	106	15
Prepaid expense and other receivables, net of allowance for doubtful accounts	316,172	306,894	43,227
Long-term investments	44,307	118,319	16,665

Total assets	366,241	430,615	60,653

Liabilities and Shareholders’ equity
Other payables and accrued expenses	17,892	17,896	2,521
Contract liabilities	3,332	1,783	251
Payroll and welfare payable	4,138	5,783	815

Total liabilities	25,362	25,462	3,587

Shareholders’ equity
Class A common shares (US$0.00001 par value; 7,000,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 894,456,046 shares issued as of December 31, 2022 and 2023, respectively; 873,068,986 shares and 843,968,206 shares outstanding as of December 31, 2022 and 2023, respectively)	62	62	9
Class B common shares (US$0.00001 par value; 800,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 150,591,207 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	10	10	1
Treasury stock (16,534,600 shares and 46,867,940 shares as of December 31, 2022 and December 31, 2023, respectively)	(15,306)	(28,580)	(4,025)
Additional paid-in capital	904,935	905,958	127,602
Accumulated other comprehensive loss	(17,695)	(14,060)	(1,980)
Accumulated deficit	(531,127)	(458,237)	(64,541)

Total shareholders’ equity	340,879	405,153	57,066

Total liabilities and shareholders’ equity	366,241	430,615	60,653

Condensed Statement of Comprehensive Income
Statement of Comprehensive Income/(Loss)

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ Note 2(f)
Operating revenue
Other income	1,269	1,553	1,643	231

Total operating revenue	1,269	1,553	1,643	231

Operating cost and expenses
General and administrative expenses	(5,994)	(4,614)	(5,996)	(846)

Operating loss	(4,725)	(3,061)	(4,353)	(615)

Other expense
Interest income	4	—	1	—
Unrealized exchange income	—	—	(1)	—

Profit/(loss) before income tax, and share of loss of subsidiaries and VIEs	(4,721)	(3,061)	(4,353)	(615)

Share of income/(loss) of subsidiaries and VIEs	(102,945)	(28,126)	74,541	10,499

Net profit/(loss)	(107,666)	(31,187)	70,188	9,884

Net profit/(loss) attributable to common shareholders	(107,666)	(31,187)	70,188	9,884

Net profit/(loss)	(107,666)	(31,187)	70,188	9,884
Foreign currency translation adjustment, net of tax	(5,323)	9,600	3,635	512

Total comprehensive income/(loss)	(112,989)	(21,587)	73,823	10,396

Condensed Cash Flow Statement
Statement of cash flows

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$ Note 2(f)
Cash flows from operating activities:
Net profit/(loss)	(107,666)	(31,187)	70,188	9,884
Adjustments to reconcile net profit/(loss) to net cash used in operating activities:
Unrealized exchange (income)/loss	—	—	1	—
Share of income/(loss) of subsidiaries and VIEs	102,945	28,126	(74,541)	(10,499)
Expected credit loss expenses	—	—	3	—

	(4,721)	(3,061)	(4,349)	(615)

Changes in operating assets and liabilities:
Increase/(decrease) in other payables and accrued expenses	(4,730)	—	4	1
Increase/(decrease) in contract liabilities	4,555	(1,223)	(1,549)	(218)
(Increase)/decrease in prepaid expense and other receivables	21	22,800	8,754	1,233
(Increase)/decrease in accounts receivable and contract assets	216	—	—	—
(Increase)/decrease in amount due from related parties	83	(43)	43	6

Net cash provided by/(used in) operating activities	(4,576)	18,473	2,903	407

Cash flows from investing activities:
Investments in subsidiaries and consolidated VIEs	(247)	—	—	—
Payments of inter-company balances	(161,216)	(23,376)	(6)	(1)

Net cash provided by/(used in) investing activities	(161,463)	(23,376)	(6)	(1)

Cash flows from financing activities:
Proceeds from exercise of options	497	—	560	79
Repurchase of Class A common shares	(3,003)	(6,659)	(13,392)	(1,886)
Proceeds from inter-company balances	—	—	9,461	1,333

Net cash provided by/(used in) financing activities	(2,506)	(6,659)	(3,371)	(474)

Effect of exchange rate changes on cash and cash equivalents	(2,381)	884	158	22

Net increase/(decrease) in cash and cash equivalents and restricted cash	(170,926)	(10,678)	(316)	(46)
Total cash and cash equivalents and restricted cash at beginning of year	187,217	16,291	5,613	791

Total cash and cash equivalents and restricted cash at end of year	16,291	5,613	5,297	745